Investment securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 54,180	$ 33,759
Unrealized Gross Gain	73	8
Unrealized Gross Loss	958	133
Fair Value	53,295	33,634
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	41,177	20,752
Unrealized Gross Gain	33	8
Unrealized Gross Loss	958	18
Fair Value	40,252	20,742
Corporate Debt Securities [Member] | Brazil [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	17,824
Unrealized Gross Gain	0
Unrealized Gross Loss	958
Fair Value	16,866
Corporate Debt Securities [Member] | Costa Rica [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		2,000
Unrealized Gross Gain		0
Unrealized Gross Loss		0
Fair Value		2,000
Corporate Debt Securities [Member] | Honduras [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		4,118
Unrealized Gross Gain		0
Unrealized Gross Loss		0
Fair Value		4,118
Corporate Debt Securities [Member] | Panama [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	23,353	14,634
Unrealized Gross Gain	33	8
Unrealized Gross Loss	0	18
Fair Value	23,386	14,624
Sovereign Debt [Member] | Colombia [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	13,003	13,007
Unrealized Gross Gain	40	0
Unrealized Gross Loss	0	115
Fair Value	$ 13,043	$ 12,892